WELLS FARGO FUNDS TRUST

Outlook Today Fund

Outlook 2010 Fund

Outlook 2020 Fund

Outlook 2030 Fund

Outlook 2040 Fund

Class A, Class B, Class C and Institutional Class

Supplement dated October 26, 2001 to the

Prospectuses dated July 1, 2001

This supplement contains important information about matters approved by Outlook Funds shareholders at Special Meetings held on October 19, 2001. At those meetings shareholders approved new advisory and sub-advisory arrangements, with Wells Fargo Funds Management, LLC ("Funds Management") as advisor and BGFA as sub-advisor. In connection with this approval, the following changes were also effective:

- The elimination of the 0.25% shareholder servicing fee on the Institutional Class of each Fund.

- The elimination of the 0.25% distribution fee on the Class A shares of each Fund.

- A 0.05% reduction of the net operating expense ratio for the Institutional Class of each Fund.

- The continuation for two years of the current net operating expense ratio caps.

In addition, the shareholders of the Outlook Today Fund and Outlook 2010 Fund approved changes to BGFA’s proprietary asset allocation model increasing the ending "normal" equity asset allocation percentage for Funds that have reached their time horizon from 20% to 35%. As a result, under normal circumstances, the Outlook Today Fund will typically invest 65% of its assets in fixed-income securities and 35% in equities as it seeks stable income production and reduced volatility.

The resulting changes to the Prospectuses for each of the Outlook Funds are described below.

1. The section of the Prospectus for the Class A, Class B, and Class C shares entitled "Summary of Expenses" is supplemented by replacing the portions of the fee tables and example of expenses shown below with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
	Outlook Today Fund			Outlook 2010 Fund			Outlook 2020 Fund
	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C
Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%	0.00%	0.75%	0.75%	0.00%	0.75%	0.75%
Other Expenses(1)	0.94%	0.73%	0.81%	0.76%	0.65%	0.68%	0.78%	0.65%	0.65%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.64%	2.18%	2.26%	1.46%	2.10%	2.13%	1.48%	2.10%	2.10%
Fee Waivers	0.34%	0.38%	0.46%	0.16%	0.30%	0.33%	0.18%	0.30%	0.30%
NET EXPENSES(2)	1.30%	1.80%	1.80%	1.30%	1.80%	1.80%	1.30%	1.80%	1.80%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
	Outlook 2030 Fund			Outlook 2040 Fund
	Class A	Class B	Class C	Class A	Class B	Class C
Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%	0.00%	0.75%	0.75%
Other Expenses(2)	0.81%	0.74%	0.77%	0.88%	0.77%	0.87%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.51%	2.19%	2.22%	1.58%	2.22%	2.32%
Fee Waivers	0.21%	0.39%	0.42%	0.28%	0.42%	0.52%
NET EXPENSES(3)	1.30%	1.80%	1.80%	1.30%	1.80%	1.80%

(2) Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

(3) The advisor has committed through June 30, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown.

Example of Expenses

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:
	Outlook Today Fund			Outlook 2010 Fund			Outlook 2020 Fund
	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C
1 YEAR	$ 700	$ 683	$ 283	$ 700	$ 683	$ 283	$ 700	$ 683	$ 283
3 YEARS	$1,031	$ 946	$ 662	$ 995	$ 929	$ 635	$ 999	$ 929	$ 629
5 YEARS	$1,385	$1,335	$1,168	$1,312	$1,301	$1,114	$1,320	$1,301	$1,101
10 YEARS	$2,380	$2,283	$2,559	$2,208	$2,167	$2,436	$2,227	$2,175	$2,407
	Outlook 2030 Fund			Outlook 2040 Fund
	Class A	Class B	Class C	Class A	Class B	Class C
1 YEAR	$ 700	$ 683	$ 283	$ 700	$ 683	$ 283
3 YEARS	$1,005	$ 948	$ 654	$1,019	$ 954	$ 675
5 YEARS	$1,333	$1,339	$1,152	$1,361	$1,352	$1,193
10 YEARS	$2,256	$2,240	$2,522	$2,323	$2,284	$2,616

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period:
	Outlook Today Fund			Outlook 2010 Fund			Outlook 2020 Fund
	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C
1 YEAR	$700	$183	$183	$700	$183	$183	$700	$183	$183
3 YEARS	$1,031	$646	$662	$995	$629	$635	$999	$629	$629
5 YEARS	$1,385	$1,135	$1,168	$1,312	$1,101	$1,114	$1,320	$1,101	$1,101
10 YEARS	$2,380	$2,283	$2,559	$2,208	$2,167	$2,436	$2,227	$2,175	$2,407

	Outlook 2030 Fund			Outlook 2040 Fund
	Class A	Class B	Class C	Class A	Class B	Class C
1 YEAR	$700	$183	$183	$700	$183	$183
3 YEARS	$1,005	$648	$654	$1,019	$654	$675
5 YEARS	$1,333	$1,139	$1,152	$1,361	$1,152	$1,193
10 YEARS	$2,256	$2,240	$2,522	$2,323	$2,284	$2,616

2. The section of the Prospectus for the Institutional Class shares entitled "Summary of Expenses" is supplemented by replacing the portions of the fee tables and example of expenses shown below with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
	Outlook Today Fund	Outlook 2010 Fund	Outlook 2020 Fund	Outlook 2030 Fund	Outlook 2040 Fund
	Institutional Class	Institutional Class	Institutional Class	Institutional Class	Institutional Class
Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	0.00%	0.00%	0.00%	0.00%	0.00%
Other Expenses(1)	0.45%	0.31%	0.27%	0.31%	0.28%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.15%	1.01%	0.97%	1.01%	0.98%
Fee Waivers	0.15%	0.01%	0.00%	0.01%	0.00%
NET EXPENSES(2)	1.00%	1.00%	1.00%	1.00%	1.00%

(1) Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

(2) The advisor has committed through June 30, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. If the gross expense ratio is lower than the committed maximum net operating expense ratio, the class will operate at the lower gross operating expense ratio.

Example of Expenses

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:
	Outlook Today Fund	Outlook 2010 Fund	Outlook 2020 Fund	Outlook 2030 Fund	Outlook 2040 Fund
	Institutional Class	Institutional Class	Institutional Class	Institutional Class	Institutional Class
1 YEAR	$ 102	$ 102	$ 99	$ 102	$ 100
3 YEARS	$ 350	$ 321	$ 309	$ 321	$ 312
5 YEARS	$ 618	$ 557	$ 536	$ 557	$ 542
10 YEARS	$1,384	$1,235	$1,190	$1,235	$1,201

3. The chart appearing under the heading "About Wells Fargo Funds Trust" is replaced with the following:

BOARD OF TRUSTEES
Supervises the Funds’ activities
`
INVESTMENT ADVISOR	CUSTODIAN
Wells Fargo Funds Management, LLC	Wells Fargo Bank Minnesota, N.A.
525 Market St., San Francisco, CA	6th & Marquette, Minneapolis, MN
Manages the Funds’ investment	Provides safekeeping for the Funds’ assets
activities
`
INVESTMENT SUB-ADVISOR

`

SHAREHOLDER
TRANSFER	SERVICING
AGENT	AGENTS

Boston Financial Data Services, Inc.	Various Agents
Two Heritage Drive
Quincy, MA
Maintains records	Provide
of shares and	services to
supervises the	customers
payment of dividends

`
FINANCIAL SERVICES FIRMS AND SELLING AGENTS
Advise current and prospective shareholders on Fund investments
`
SHAREHOLDERS

The Shareholder Servicing Agents section in the chart above is deleted from the Institutional Class Prospectus.

4. The description of the Investment Advisor under "Organization and Management of the Funds" in the Prospectuses and under "Management" in the SAI is supplemented, and the description of the Sub-Advisor is added, as follows:

The Investment Advisor

Wells Fargo Funds Management, LLC ("Funds Management") serves as the investment advisor for each of the Funds. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank. Funds Management is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds’ advisor is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisor who is responsible for the day-to-day portfolio management of the Funds. As of June 30, 2001, Funds Management and its affiliates managed over $164 billion in assets. For providing these services, Funds Management is entitled to receive fees as described in the "Summary of Expenses" section at the front of this Prospectus.

The Sub-Advisor

Barclay’s Global Fund Advisors ("BGFA"), a wholly owned subsidiary of Barclays Global Investors, N.A. ("BGI"), and an indirect subsidiary of Barclays Bank, PLC, is the sub-advisor for each of the Funds. In this capacity, BGFA invests the Fund’s assets according to various asset allocation models. No particular individuals are responsible for the day-to-day management of the Funds. As of June 30, 2001, BGI managed or provided investment advice for assets aggregating in excess of $771 billion.

5. Delete the "Shareholder Servicing Plan" section under the heading "Organization and Management of the Funds" in the Institutional Class Prospectus.

6. The information in the first paragraph under the heading "Distribution Plan" in the Prospectus for the Class A, Class B, and Class C shares is replaced with the following:

We have adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 under the Investment Company Act for 1940 for the Class B and Class C shares of the Funds. The Plan authorizes the payment of all or part of the cost of preparing and distributing Prospectuses and distribution-related services including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the distribution plan. For these services, the Class B and Class C shares of the Funds pay 0.75% of their average daily net assets on an annual basis.